Average Annual Total Returns (International Core Trust)	12 Months Ended
May 01, 2011
MSCI EAFE Index (gross of foreign withholding tax on dividends)
Average Annual Return:
One Year	8.21%
Five Year	2.94%
Ten Year	3.94%
Series I, International Core Trust
Average Annual Return:
One Year	9.58%
Five Year	2.10%
Ten Year	1.75%
Date of Inception	Dec. 31, 1996
Series II, International Core Trust
Average Annual Return:
One Year	9.38%
Five Year	1.91%
Ten Year	1.62%
Date of Inception	Jan. 28, 2002
Series NAV, International Core Trust
Average Annual Return:
One Year	9.67%
Five Year	2.14%
Ten Year	1.79%
Date of Inception	Feb. 28, 2005